Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 35,529,976	$ 42,353,884
Less: Doubtful allowance	(11,558,087)	(6,325,311)
Total accounts receivable net	$ 23,971,889	$ 36,028,573